UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 S. 147th St.  Omaha, NE    68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   03/31/12

Item 1.  Reports to Stockholders.

altegris. TRUSTED ALTERNATIVES. INTELLIGENT INVESTING:

March 31, 2012

Altegris Futures Evolution Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (EVOAX)
Class C (EVOCX)
Class I (EVOIX)
Class N (EVONX)

SUB-ADVISED BY
DoubleLine Capital LP
333 South Grand Avenue
Suite 1800
Los Angeles, CA 90071

877.772.5838 www.altegrismutualfunds.com

Dear Investor:

Fund Overview

The Altegris Futures Evolution Strategy Fund (the “Fund”) delivered a return since its October 31, 2011 inception through March 31, 2012 of 0.10% for its A shares (EVOAX), 0.15% for its I shares (EVOIX) and -0.01% for its N shares (EVONX). The Fund launched a C share class (EVOCX) on February 16, 2012, with a return since that date of -1.58%. The Fund’s assets under management totaled $7 9.0 million as of March 31, 2012.

The Fund seeks long-term capital appreciation by providing investors with liquid exposure to best-of-breed managers in two principal strategies—managed futures and fixed income. The Fund is designed to offer investors the potential for lowering portfolio volatility and generating strong, non-correlated returns while providing both downside protection and enhanced performance in rising markets. The Fund seeks to achieve this objective through robust asset allocation and manager selection, as well as the capabilities of the Fund’s experienced portfolio managers.

The Fund is designed to provide exposure to the benefits of managed futures while not tracking the broader market indices, through a concentrated investment in managed futures managers Winton Capital Management and ISAM, as well as to fixed income via DoubleLine Capital LP. Due to its allocation exclusively to trend following managers—and concentration to Winton within that allocation—the Fund is expected to generally have a wider dispersion to a benchmark such as the Altegris 40 Index as compared to a more diversified managed futures fund.

We believe that the Fund offers investors a number of unique benefits, including:

•

A concentrated exposure to Winton, one of the world’s largest and most successful trend following managers;

•

An innovative, active approach to cash management run by fixed-income industry leader DoubleLine; and

•

Greater risk-reward potential than an investment in a diversified multi-manager fund.

Portfolio Allocations

The Fund can allocate up to 25% of its assets to managed futures strategies. Currently those investments are concentrated into the Winton Diversified Trading Program (Class WNTN) managed by Winton Capital, a London-based commodity trading advisor (CTA) with assets under management of $29 billion as of March 31, 2012, and the ISAM Systematic Program (Class ISAM) managed by ISAM, a New York and London-based CTA managing more than $850 million in assets as of March 31, 2012. Both programs are trend following managed futures strategies, in which the managers utilize proprietary, quantitative trading systems to identify market trends and react to corresponding price movements—both up and down—in futures markets across all major asset classes. Allocations to Class WNTN and Class ISAM are then notionally leveraged to achieve a 100% exposure to managed futures.  At the end of the period, the Fund allocated its managed futures exposure 82% to WNTN and 18% to ISAM.

Substantially all remaining assets of the Fund can be allocated to fixed income strategies—Core Fixed Income, Low Duration and Opportunistic Income—that are actively managed by DoubleLine, a fixed-income investment manager based in Los Angeles with assets under management of $30.4 billion as of March 31, 2012. By year-end, investments in fixed-income securities actively managed by DoubleLine represented approximately 76% of Fund assets and were 100% allocated to the Core Fixed Income strategy.

Futures Allocation by Manager | As of 03/31/2012

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary, which will invest in the classes of the managed futures securities shown above as issued by an Underlying Pool. Each class corresponds to the performance of a managed account at the Underlying Pool with the aim of providing aggregate exposure to the managed futures programs selected by Altegris Advisors as if 100%–125% of the Fund’s net assets were invested in the programs. The Fund also holds fixed income securities, cash, and cash equivalents which are excluded from the manager allocation shown above.

Fixed Income Portfolio Composition* | As of 03/31/2012

* Total may not equal 100% due to rounding.

The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

Market Commentary

As the Fund began trading in early November 2011, the market was continuing to echo the familiar themes of global economic uncertainty and unresolved European debt issues that had been playing out through much of the year. As a result, fundamentals had little, if any, impact on market behavior. Unresolved economic issues created a “risk-on” to “risk-off” trading environment that kept switching back and forth through the end of the quarter. At the inception of 2012, however, a different macroeconomic picture began to emerge. January and February’s market moves were dominated by a return to optimism about global economic prospects. The predominant fundamentals were improving economic data in the US and growing optimism about a resolution of the European sovereign debt crisis. A positive economic environment appeared to be on the horizon. In March, however, negative Eurozone sentiment once again affected global markets, sending commodity and stock index futures, in particular, downward broadly.

Fund Performance

Within the Fund’s managed futures strategy exposure, performance was slightly negative but widely dispersed by sector over the period. The key differentiator of sector performance was that positively performing sectors (such as stock indices and energies) exhibited burgeoning price uptrends in Q4 2011 and continued these rallies during Q1 2012, while negatively performing sectors (such as currencies, bonds and precious metals) experienced price reversals in Q4 2011 and Q1 2012, which snapped meaningful trends that had developed over the previous months. On the positive side, follow-on rallies during Q1 2012 in the stock index (+1.58%) and energy (+1.08%) sectors amid renewed global economic optimism and a temporary reprieve from European debt concerns allowed the Fund’s managers to profit from long positioning established during late Q4 2011. Over the course of the quarter, long exposure to stock indices and energies grew amid the sustained uptrends in those sectors, and eight of the Fund’s top 10 winning positions for the period (including long positions in the S&P 500, Brent crude oil and Nasdaq, as well as a short position in natural gas) were realized within these two sectors. Portfolio losses were concentrated in the currency (-1.20%), precious metals (-1.01%) and bond (-0.83%) sectors, and were driven by price reversals during Q4 2011 and Q1 2012. The Fund’s short position in the euro and long position in the Japanese yen experienced marked reversals in Q1 2012, as the European Central Bank’s long-term refinancing operation spurred a euro rally, and the Bank of Japan’s  quantitative easing measures surprised the market and led to a sharp and sustained yen sell-off. Bond markets also reversed course on increased economic optimism, as longer-dated US Treasury bonds sold off considerably in early March before resuming their long-term uptrend later in the month on renewed Eurozone debt fears.

Within the Fund’s fixed-income strategy, gains were accrued in nearly all major sectors during the period. Mortgage-backed securities (both non-agency and agency) produced strong returns through a combination of income and capital gains, while the emerging market and corporate credit sectors were solidly positive as credit spreads contracted from their elevated levels in Q3 2011. The government bond sector produced gains throughout 2011 and early 2012, but sold off strongly in March, leading to small losses in the sector.

We are pleased with the overall Fund performance for the period since its launch. In a challenging environment for managed futures strategies, we are particularly pleased with the positive contribution from the Fund’s active fixed-income portfolio managed by DoubleLine. We maintain our investment conviction in the potential benefits of the portfolio, and expect the Fund to continue to deliver the potential for strong risk-adjusted performance with a low correlation to the broader markets.

Class A Fund Performance by Sector | Since inception through 03/31/2012
Past performance is not necessarily indicative of future results.

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

Manager Performance

Class WNTN contributed -0.73% to Fund performance over the period. These returns were broadly in-line with the asset class performance described above, as the manager constitutes the bulk of the Fund’s managed futures exposure. Class WNTN generated solid gains in the stock index and energy sectors, while losses were concentrated in the currency and precious metals sectors. Meanwhile, Class ISAM   contributed -0.94% to Fund performance over the period. As Class ISAM utilizes a medium-term trend following strategy and seeks to capture slightly different price trend behavior than many of its peers (including Class WNTN), the manager will often generate a divergent return stream over short-term time periods. These differences were a point of emphasis in Q1 2012 due to two key factors: 1) the manager took longer to adjust its portfolio from bearish to bullish in the stock index sector during early 2012, and therefore earned just modest gains; and 2) elevated losses in the bond sector were incurred during March 2012, as the manager experienced losses in its long positioning during the sell-off early in the month but unfortunately flipped its exposure to short later in the month, before the market rally resumed.

DoubleLine contributed +1.78% to the Fund over the period, which more than offset the negative performance of the Fund’s managed futures strategy. These results, while generated over a short-term time period, highlight the incremental return potential of an actively managed fixed-income portfolio, and we remain confident in the manager’s ability to continue producing additive returns to the Fund.

Outlook

Market trends since the Fund’s inception have generally not been persistent enough for managed futures managers to garner profits. The strength of the long-economy trends in January and February of this year appeared to be promising, but reversals in March proved that we are still in a transition period. Unlike 2011, where whipsaws were more frequent, 2012’s action has been slower moving, with trends lasting a month to six weeks, only to reverse course. As the portfolio transitions to capitalize on risk-on trends, caution remains the operative—and prudent—stance, and we believe that the diversification benefits and potential for downside protection that are characteristic of this Fund should serve investors well within the context of a long-term investment approach.

We thank you for investing in the Altegris Futures Evolution Strategy Fund, and look forward to enhancing our partnership with you.

Sincerely,

Allen Cheng

Matt Osborne

Chief Investment Officer

Executive Vice President

Co-Portfolio Manager

Co-Portfolio Manager

Altegris Evolution Strategy Fund Performance Review | October 31, 2011–March 31, 2012

	2012 YTD	Since Inception*
Class A (NAV)	-1.13%	0.10%
Class A (max load)**	-6.85%	-5.66%
Class N (NAV)	-1.25%	-0.01%
Class C (NAV)	NA	-1.58%
Class I (NAV)	-1.11%	0.15%
Altegris 40 Index	-1.57%	-0.32%
BofA Merrill Lynch 3-month T-Bill Index	0.01%	0.01%

The inception date of Class A, Class I and Class N is 10/31/11; the inception date of Class C is 02/16/12. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. Results for periods longer than one year are annualized. Altegris 40 Index is a monthly index; since inception performance shown since 10/31/11. BofA Merrill Lynch 3-Month T-Bill Index since inception performance shown since the inception date of Class A.

**The maximum sales charge (load) for Class A is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. See prospectus for more information. The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least October 31, 2012. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2012, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively, subject to possible recoupment in future years. Please review the Prospectus for more detail. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

INDEX DEFINITIONS

BofA Merrill Lynch 3 month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

Altegris 40 Index® tracks the performance of the 40 leading managed futures programs, by ending monthly equity (assets) for the previous month, as reported to Altegris Investments, Inc. The Altegris 40 Index represents the dollar-weighted average performance of those 40 programs. The Index started in July 2000; data is available back to 1990.

0789-NLD-5/24/2012

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2012

The fund's performance figures* for the period ending March 31, 2012, compared to its benchmarks:
		Annualized
		Since Inception
		October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A		0.10%
Altegris Futures Evolution Strategy Fund - Class A with load **		(5.66)%
Altegris Futures Evolution Strategy Fund - Class C ***		(1.58)%
Altegris Futures Evolution Strategy Fund - Class I		0.15%
Altegris Futures Evolution Strategy Fund - Class N		(0.01)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****		0.01%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-772-5838

** Class A with load total retrun is calculated using the maximum sales charge of 5.75%.
*** Inception date is February 16, 2012 for Class C shares.
**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Holdings by type of investment	% of Net Assets
Notes & Bonds	71.1%
Other, Cash & Cash Equivalents	28.9%
	100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Principal Amount ($)			Yield	Maturity	Market Value

	BONDS & NOTES - 71.1%
	ADVERTISING - 0.1%
100,000	Omnicom Group, Inc.		4.4500	8/15/2020	$ 107,600

	AEROSPACE/DEFENSE - 0.4%
50,000	Boeing Co.		5.8750	2/15/2040	62,780
38,000	Boeing Co.		6.8750	3/15/2039	53,040
150,000	Penerbangan Malaysia Bhd		5.6250	3/15/2016	167,082
					282,902
	AGRICULTURE - 0.6%
185,000	Altria Group, Inc.		9.2500	8/6/2019	248,775
200,000	Virgolino de Oliveira Finance Ltd. (a)		11.7500	2/9/2022	197,500
					446,275
	AIRLINES - 0.3%
92,000	Southwest Airlines Co.		5.2500	10/1/2014	98,934
125,000	Southwest Airlines Co.		5.7500	12/15/2016	139,822
					238,756
	AUTO MANUFACTURERS - 0.5%
100,000	Automotores Gildemeister SA		8.2500	5/24/2021	106,650
250,000	Daimler Finance North America LLC (a)		1.8750	9/15/2014	253,584
					360,234
	BANKS - 3.4%
125,000	Australia & New Zealand Banking Group Ltd. (a)		4.8750	1/12/2021	136,223
200,000	Banco Bradesco SA/Cayman Islands (a)		5.7500	3/1/2022	201,300
100,000	Banco de Credito del Peru/Panama		5.3750	9/16/2020	102,000
100,000	Banco Internacional del Peru SAA		5.7500	10/7/2020	101,500
300,000	Banco Latinoamericano de Comercio Exterior SA (a,b)		3.7500	4/4/2017	299,250
100,000	Banco Mercantil del Norte SA (c)		6.8620	10/13/2021	103,250
100,000	BanColombia SA		5.9500	6/3/2021	105,875
125,000	Citigroup, Inc.		6.0000	12/13/2013	132,437
125,000	Goldman Sachs Group, Inc.		5.7500	1/24/2022	128,592
75,000	JPMorgan Chase & Co.		4.5000	1/24/2022	78,025
170,000	JPMorgan Chase & Co.		4.9500	3/25/2020	183,365
250,000	Korea Development Bank		4.3750	8/10/2015	263,500
38,000	PNC Funding Corp.		4.3750	8/11/2020	41,255
125,000	PNC Funding Corp.		6.7000	6/10/2019	152,083
225,000	Royal Bank of Canada		2.3000	7/20/2016	230,924
200,000	VTB Bank OJSC Via VTB Capital SA		6.8750	5/29/2018	211,250
225,000	Wells Fargo & Co.		4.6000	4/1/2021	241,294
					2,712,123
	BEVERAGES - 0.6%
100,000	Anheuser-Busch InBev Worldwide, Inc.		5.3750	11/15/2014	111,044
275,000	Coca-Cola Co.		1.8000	9/1/2016	280,848
50,000	Corp Lindley SA (a)		6.7500	11/23/2021	53,250
					445,142
	BIOTECHNOLOGY - 0.4%
135,000	Amgen, Inc.		3.8750	11/15/2021	138,233
150,000	Biogen Idec, Inc.		6.8750	3/1/2018	182,867
					321,100
	CHEMICALS - 0.4%
200,000	Braskem Finance, Ltd. (b)		5.7500	4/15/2021	210,360
100,000	Ecolab, Inc.		2.3750	12/8/2014	103,575
					313,935
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.7%
532,849	Fannie Mae REMICS 2010-76 ZK (d)		4.5000	7/25/2040	$ 572,978
341,409	Fannie Mae REMICS 2011-11 SA (c,d)		6.3116	3/25/2031	317,367
401,667	Fannie Mae REMICS 2011-111 EZ (d)		5.0000	11/25/2041	455,449
238,294	Fannie Mae REMICS 2011-18 UZ (d)		4.0000	3/25/2041	240,781
557,000	Fannie Mae REMICS 2011-74 KL (d)		5.0000	6/25/2040	624,048
760,950	Freddie Mac REMICS 2663 ZP (d)		5.0000	8/15/2033	871,819
283,607	Freddie Mac REMICS 2909 Z (d)		5.0000	12/15/2034	318,195
1,000,000	Freddie Mac REMICS 3738 BP (d)		4.0000	12/15/2038	1,067,355
500,000	Freddie Mac REMICS 3957 DZ (b,d)		3.5000	11/15/2041	477,583
319,062	Freddie Mac REMICS 3957 HZ (d)		4.0000	11/15/2041	315,235
					5,260,810
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 14.4%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (c)		1.2218	6/25/2035	214,471
396,067	Citicorp Mortgage Securities, Inc. 2007-2 3A1		5.5000	2/25/2037	349,423
866,615	Citimortgage Alternative Loan Trust 2007-A4 1A13		5.7500	4/25/2037	587,136
669,534	Countrywide Alternative Loan Trust 2007-22 2A16		6.5000	9/25/2037	465,453
513,440	Countrywide Home Loan Mortgage Pass Through Trust 2004-9 A1		5.0000	6/25/2034	520,274
554,020	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3		5.2500	9/25/2035	486,389
676,870	Credit Suisse Mortgage Capital Certificates 2006-9 2A1		5.5000	11/25/2036	582,578
1,000,000	Credit Suisse Mortgage Capital Certificates 2010-4R 3A17 (a,c)		9.9356	6/26/2037	687,763
852,818	Deutsche Mortgage Securities, Inc 2005-WF1 1A2 (a,c)		5.2475	6/26/2035	857,678
535,682	First Horizon Alternative Mortgage Securities 2005-AA4 1A1 (c)		2.3507	5/25/2035	355,823
426,865	JP Morgan Mortgage Trust 2007-S1 1A1		5.0000	3/25/2022	390,287
395,797	JP Morgan Reremic 2011-2 2A3 (a,c)		3.5000	7/26/2036	404,344
270,672	Morgan Stanley Mortgage Loan Trust 2004-1 1A1		5.0000	11/25/2018	277,688
527,376	Morgan Stanley Mortgage Loan Trust 2006-7 3A (c)		5.6668	6/25/2036	361,533
700,988	PHH Alternative Mortgage Trust 2007-2 3A1		6.0000	5/25/2037	539,330
787,799	Residential Accredit Loans, Inc 2006-QS10 A9		6.5000	8/25/2036	536,986
325,970	Residential Funding Mortgage Securities I 2003-S16 A1		4.7500	9/25/2018	333,909
687,748	Residential Funding Mortgage Securities I 2006-S3 A7		5.5000	3/25/2036	573,575
274,736	Structured Asset Securities Corp. 2003-35 1A1 (c)		5.1475	12/25/2033	274,638
389,739	Structured Asset Securities Corp. 2004-11XS 2A2 (e)		5.4000	6/25/2034	401,394
449,852	Structured Asset Securities Corp. 2004-15 2A1		4.7500	9/25/2019	452,377
335,486	TBW Mortgage Backed Pass Through Certificates 2006-4 A2 (c)		0.3913	9/25/2036	331,866
56,903	WaMu Mortgage Pass Through Certificates 2004-RS1 A1		4.5000	11/25/2033	56,792
447,865	Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1		5.7500	3/25/2036	442,918
491,813	Wells Fargo Mortgage Backed Securities Trust 2007-13 A6		6.0000	9/25/2037	466,459
478,192	Wells Fargo Mortgage Backed Securities Trust 2007-8 1A2		6.0000	7/25/2037	433,372
					11,384,456
	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.0%
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (c)		5.7260	3/15/2049	54,141
70,000	Citigroup Commercial Mortgage Trust 2008-C7 A4 (c)		6.0739	12/10/2049	81,043
20,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4		5.3220	12/11/2049	21,877
25,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 ASB		5.2780	12/11/2049	26,012
2,289,112	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 XP (a,c)		0.1830	11/15/2044	11,555
37,003	Commercial Mortgage Acceptance Corp. 1998-C2 F (a,c)		5.4400	9/15/2030	38,412
50,000	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (a,c)		6.7500	11/15/2030	54,169
50,000	Credit Suisse Mortgage Capital Certificates 2006-C3 AM (c)		5.8148	6/15/2038	52,739
100,000	GS Mortgage Securities Corp. II 2012-GC6 AS (a)		4.9480	1/10/2045	109,023
1,876,836	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 X (c)		0.5523	5/15/2045	37,689
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4 (c)		5.7337	2/12/2049	28,128
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-C5 AS (a,c)		5.3142	8/15/2046	27,409
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2 (a)		3.3638	11/13/2044	26,034
30,000	LB-UBS Commercial Mortgage Trust 2004-C2 A4		4.3670	3/15/2036	31,580
2,659,088	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (a,c)		0.2616	11/15/2038	47,364
2,214,240	LB-UBS Commercial Mortgage Trust 2006-C7 XW (a,c)		0.6493	11/15/2038	54,233
25,000	Morgan Stanley Capital I 2005-HQ7 AM (c)		5.2011	11/14/2042	26,933
988,552	Morgan Stanley Capital I 2011-C1 XA (a,c)		0.9840	9/15/2047	38,290
					766,631
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	COMPUTERS - 0.1%
100,000	International Business Machines Corp.		1.9500	7/22/2016	$ 102,616

	DISTRIBUTION/WHOLESALE - 0.1%
100,000	Arrow Electronics, Inc.		3.3750	11/1/2015	102,953

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
225,000	American Express Credit Corp.		2.7500	9/15/2015	233,443
200,000	Corp Financiera de Desarrollo SA (a)		4.7500	2/8/2022	206,000
265,000	General Electric Capital Corp.		2.9000	1/9/2017	274,900
204,000	National Rural Utilities Cooperative Finance Corp.		10.3750	11/1/2018	295,867
100,000	PTTEP Australia International Finance Pty Ltd.		4.1520	7/19/2015	103,975
					1,114,185
	ELECTRIC - 1.2%
150,000	AES Gener SA (b)		5.2500	8/15/2021	158,625
125,000	Duke Energy Corp.		3.5500	9/15/2021	128,748
100,000	EGE Haina Finance Co.		9.5000	4/26/2017	104,500
100,000	Hongkong Electric Finance Ltd.		4.2500	12/14/2020	102,296
100,000	Hydro Quebec		2.0000	6/30/2016	102,870
175,000	MidAmerican Energy Holdings Co.		6.5000	9/15/2037	218,646
153,000	Southern Power Co.		4.8750	7/15/2015	168,603
					984,288
	ENVIRONMENTAL CONTROL - 0.3%
175,000	Waste Management, Inc.		6.1250	11/30/2039	212,959

	FOOD - 1.0%
100,000	Corp Pesquera Inca SAC		9.0000	2/10/2017	107,125
100,000	General Mills Inc.		3.1500	12/15/2021	100,096
100,000	Kellogg Co.		7.4500	4/1/2031	131,095
100,000	Kraft Foods Inc.		5.3750	2/10/2020	115,604
175,000	Kroger Co.		7.5000	1/15/2014	195,094
150,000	Sigma Alimentos SA de CV		5.6250	4/14/2018	158,625
					807,639
	FOREIGN GOVERNMENT - 1.2%
174,000	Mexico Government International Bond		5.6250	1/15/2017	201,231
200,000	Qatar Government International Bond		4.5000	1/20/2022	208,760
200,000	Russian Foreign Bond - Eurobond (a,b)		4.5000	4/4/2022	201,200
100,000	South Africa Government International Bond		4.6650	1/17/2024	102,250
200,000	Vnesheconombank Via VEB Finance PLC (a)		5.3750	2/13/2017	206,000
					919,441
	FOREST PRODUCTS & PAPER - 0.1%
100,000	Inversiones CMPC SA (a)		4.7500	1/19/2018	104,775

	GAS - 0.1%
100,000	Grupo Petrotemex SA de CV		9.5000	8/19/2014	110,250

	HEALTHCARE-PRODUCTS - 0.5%
200,000	Becton Dickinson and Co.		3.1250	11/8/2021	202,936
175,000	Covidien International Finance SA		2.8000	6/15/2015	182,319
					385,255
	HEALTHCARE-SERVICES - 0.3%
50,000	WellPoint, Inc.		2.3750	2/15/2017	50,350
75,000	WellPoint, Inc.		5.2500	1/15/2016	84,057
75,000	WellPoint, Inc.		5.8750	6/15/2017	87,572
					221,979
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
50,000	Grupo KUO SAB De CV		9.7500	10/17/2017	54,125
200,000	Hutchison Whampoa International 11 Ltd. (a,b)		4.6250	1/13/2022	201,878
					256,003
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	HOME EQUITY - ASSET BACKED SECURITIES - 4.3%
442,106	Countrywide Asset-Backed Certificates (c)		0.2918	6/25/2047	$ 434,545
999,983	GSAA Trust (c)		4.4760	5/25/2035	967,284
581,360	GSAA Trust		6.0000	11/25/2037	421,459
1,000,000	Morgan Stanley ABS Capital I (c)		0.9468	3/25/2035	894,362
721,622	Residential Asset Securities Corp. (c)		0.6518	5/25/2035	687,393
					3,405,043
	INSURANCE - 0.2%
100,000	MetLife, Inc.		5.7000	6/15/2035	116,319
25,000	MetLife, Inc.		6.3750	6/15/2034	30,758
					147,077
	INVESTMENT COMPANIES - 0.9%
200,000	Grupo Aval Ltd. (a)		5.2500	2/1/2017	207,500
200,000	Gruposura Finance		5.7000	5/18/2021	209,000
250,000	Temasek Financial I Ltd.		4.3000	10/25/2019	271,512
					688,012
	IRON/STEEL - 0.1%
100,000	POSCO (a)		4.2500	10/28/2020	98,393

	LODGING - 0.1%
75,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.		7.7500	8/15/2020	82,406

	MEDIA - 1.1%
175,000	Comcast Corp.		5.8500	11/15/2015	201,771
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.		5.0000	3/1/2021	108,380
100,000	Globo Comunicacao e Participacoes SA (e)		6.2500		106,350
150,000	News America, Inc.		6.6500	11/15/2037	174,846
250,000	Time Warner Cable, Inc.		5.0000	2/1/2020	276,039
					867,386
	MINING - 0.4%
125,000	Alcoa, Inc.		6.1500	8/15/2020	134,560
150,000	Volcan Cia Minera SAA (a)		5.3750	2/2/2022	155,250
					289,810
	MISCELLANEOUS MANUFACTURING - 0.3%
100,000	3M Co.		5.7000	3/15/2037	127,734
100,000	Illinois Tool Works, Inc. (a)		3.3750	9/15/2021	102,123
					229,857
	MULTI-NATIONAL - 0.4%
275,000	Corp Andina de Fomento		3.7500	1/15/2016	285,083

	OFFICE/BUSINESS EQUIPMENT - 0.2%
175,000	Xerox Corp.		4.2500	2/15/2015	185,696

	OIL & GAS - 1.9%
125,000	BP Capital Markets PLC		4.7500	3/10/2019	141,137
100,000	ConocoPhillips		6.5000	2/1/2039	132,812
75,000	Devon Energy Corp.		4.0000	7/15/2021	79,988
125,000	Devon Energy Corp.		6.3000	1/15/2019	152,550
84,290	Dolphin Energy Ltd.		5.8880	6/15/2019	91,244
125,000	Marathon Petroleum Corp.		5.1250	3/1/2021	135,955
100,000	Pacific Rubiales Energy Corp. (a)		7.2500	12/12/2021	109,450
250,000	Pemex Project Funding Master Trust		6.6250	6/15/2035	285,000
100,000	Phillips 66 (a)		5.8750	5/1/2042	102,442
100,000	Transocean Inc.		6.0000	3/15/2018	110,476
125,000	Valero Energy Corp.		6.1250	2/1/2020	143,611
					1,484,665
	OIL & GAS SERVICES - 0.1%
100,000	Halliburton Co.		6.1500	9/15/2019	121,866

	PHARMACEUTICALS - 0.4%
150,000	Aristotle Holding, Inc. (a)		2.1000	2/12/2015	151,849
150,000	Novartis Capital Corp.		4.4000	4/24/2020	169,824
					321,673
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	PIPELINES - 0.3%
100,000	Kinder Morgan Energy Partners LP		6.9500	1/15/2038	$ 114,202
125,000	ONEOK Partners LP		6.1250	2/1/2041	139,282
25,000	Plains All American Pipeline LP / PAA Finance Corp.		5.1500	6/1/2042	24,423
					277,907
	REITS - 0.3%
145,000	Boston Properties LP		4.1250	5/15/2021	148,844
100,000	Simon Property Group LP		5.6500	2/1/2020	114,468
					263,312
	RETAIL - 1.1%
200,000	Controladora Comercial Mexicana SAB de CV (b)		7.0000	6/30/2018	203,000
200,000	Lotte Shopping Co. Ltd.		3.8750	4/7/2016	203,152
75,000	Target Corp.		2.9000	1/15/2022	74,128
100,000	Target Corp.		3.8750	7/15/2020	109,300
275,000	Wal-Mart Stores, Inc.		3.2500	10/25/2020	287,815
					877,395
	SEMICONDUCTORS - 0.2%
150,000	Intel Corp.		3.3000	10/1/2021	154,972

	TELECOMMUNICATIONS - 1.4%
125,000	AT&T, Inc.		5.3500	9/1/2040	132,914
100,000	Axiata SPV1 Labuan Ltd.		5.3750	4/28/2020	105,458
250,000	British Telecommunications PLC		5.9500	1/15/2018	290,271
50,000	Deutsche Telekom International Finance BV		8.7500	6/15/2030	68,730
100,000	France Telecom SA		2.7500	9/14/2016	102,864
50,000	Koninklijke KPN NV		8.3750	10/1/2030	64,197
175,000	Motorola Solutions Inc.		6.0000	11/15/2017	202,599
150,000	PCCW-HKT Capital No 4 Ltd.		4.2500	2/24/2016	154,449
					1,121,482
	TOYS/GAMES/HOBBIES - 0.2%
150,000	Mattel, Inc.		2.5000	11/1/2016	153,447

	TRANSPORTATION - 0.3%
200,000	United Parcel Service, Inc.		3.1250	1/15/2021	209,505

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
1,000,000	Fannie Mae Pool AL1554 (b,d)		6.0000	4/1/2042	1,106,250
884,806	Fannie Mae Pool AI6658 (d)		4.0000	8/1/2041	916,541
806,970	Fannie Mae Pool MA3894 (d)		4.0000	9/1/2031	856,062
643,691	Freddie Mac Gold Pool N70081 (d)		5.5000	7/1/2038	701,797
489,748	Fannie Mae Pool AB3850 (d)		4.0000	11/1/2041	507,314
391,040	Fannie Mae Pool AD0500 (d)		5.5000	9/1/2036	429,732
382,902	Fannie Mae Pool MA0353 (d)		4.5000	3/1/2030	410,557
130,723	Fannie Mae Pool MA0871 (d)		4.0000	10/1/2041	135,412
					5,063,665
	U.S. GOVERNMENT OBLIGATIONS - 15.1%
795,000	United States Treasury Bond		4.2500	11/15/2040	936,236
165,000	United States Treasury Bond		6.1250	11/15/2027	233,166
160,000	United States Treasury Bond		4.7500	2/15/2037	202,500
75,000	United States Treasury Bond		8.0000	11/15/2021	113,924
3,025,000	United States Treasury Note		1.8750	4/30/2014	3,118,587
1,675,000	United States Treasury Note		0.5000	5/31/2013	1,679,842
1,135,000	United States Treasury Note		2.3750	5/31/2018	1,201,327
990,000	United States Treasury Note		3.6250	8/15/2019	1,123,573
1,080,000	United States Treasury Note		1.2500	10/31/2015	1,101,516
875,000	United States Treasury Note		2.7500	11/30/2016	945,205
795,000	United States Treasury Note		3.1250	5/15/2021	864,904
360,000	United States Treasury Note		1.8750	9/30/2017	372,797
					11,893,577

	TOTAL BONDS & NOTES (Cost - $55,903,923)				56,184,536

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
No of Contracts	PURCHASED PUT OPTIONS - 0.0%			Maturity	Market Value
3	NASDAQ 100 E-MINI @ 2470			Apr-12	$ 156
1	S&P 500 @ 1300			Apr-12	475
1	S&P 500 @ 1190			Jun-12	1,275
	TOTAL PURCHASED PUT OPTIONS (Premiums - $3,960)				1,906

	TOTAL INVESTMENTS - 71.1% (Cost - $55,907,883) (f)				$ 56,186,442
	OTHER ASSETS LESS LIABILITIES - 28.9%				22,807,959
	NET ASSETS - 100.0%				$ 78,994,401

	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At March 31, 2012, these securities amounted to $5,344,240 or 6.88% of net assets.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(c)	Variable rate security; the rate shown represents the rate at March 31, 2012.
(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(e)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2012.
(f)	Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:		$ 558,289
			Unrealized Depreciation:		(279,730)
			Net Unrealized Appreciation:		$ 278,559

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
1	90-DAY BANK BILL	Mar-13	$ 991,250	$ 992,125	$ 875
1	AUST 10Y BOND	Jun-12	99,302	99,209	(93)
4	SPI 200	Jun-12	450,724	449,534	(1,190)
					(408)
	CANADIAN DOLLAR DENOMINATED
2	CAN 10YR BOND	Jun-12	264,524	262,802	(1,722)
2	CANOLA (WCE)	May-12	24,183	24,932	749
5	S&P/TSX 60 IX	Jun-12	705,892	705,618	(274)
					(1,247)
	EURO DENOMINATED
36	3MO EURO EURIBOR	Dec-12	11,913,481	11,924,039	10,558
12	3MO EURO EURIBOR	Dec-13	3,962,604	3,963,471	867
15	3MO EURO EURIBOR	Jun-12	4,962,045	4,970,101	8,056
24	3MO EURO EURIBOR	Jun-13	7,936,734	7,940,553	3,819
2	3MO EURO EURIBOR	Jun-14	658,961	659,278	317
92	3MO EURO EURIBOR	Mar-13	30,445,273	30,458,733	13,460
7	3MO EURO EURIBOR	Mar-14	2,308,439	2,309,923	1,484
30	3MO EURO EURIBOR	Sep-12	9,929,494	9,940,702	11,208
18	3MO EURO EURIBOR	Sep-13	5,950,261	5,950,911	650
1	AMSTERDAM IDX	Apr-12	87,784	85,916	(1,868)
18	CAC40 10 EURO	Apr-12	850,109	822,476	(27,633)
8	DAX INDEX	Jun-12	1,892,270	1,857,612	(34,658)
83	EURO STOXX 50	Jun-12	2,764,790	2,667,893	(96,897)
32	EURO-BOBL	Jun-12	5,292,568	5,299,199	6,631
2	Euro-BTP	Jun-12	279,803	279,056	(747)
44	EURO-BUND	Jun-12	8,109,942	8,130,637	20,695
36	EURO-SCHATZ	Jun-12	5,299,340	5,299,920	580
2	FTSE/MIB IDX	Jun-12	223,729	210,086	(13,643)
					(97,121)
14	HONG KONG DOLLAR DENOMINATED
10	HANG SENG IDX	Apr-12	1,351,054	1,319,841	(31,213)
4	H-SHARES IDX	Apr-12	277,746	273,239	(4,507)
					(35,720)
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	JAPANESE YEN DENOMINATED
6	3MO EUROYEN TFX	Jun-13	$ 1,803,926	$ 1,803,805	$ (121)
1	3MO EUROYEN TFX	Mar-13	300,619	300,634	15
5	JPN 10Y BOND(TSE)	Jun-12	8,566,725	8,568,173	1,448
15	NIKKEI 225 (OSE)	Jun-12	1,774,115	1,826,341	52,226
11	TOPIX INDX	Jun-12	1,114,110	1,137,556	23,446
					77,014
	NEW ZEALAND DOLLAR DENOMINATED
2	NEW ZEAL 3MO BILL	Jun-12	1,592,207	1,592,287	80
2	NEW ZEAL 3MO BILL	Sep-12	1,591,062	1,591,301	239
					319
	REPUBLIC OF KOREA WON DENOMINATED
11	KOSPI2 INX	Jun-12	1,305,250	1,300,330	(4,920)

	SINGAPORE DOLLAR DENOMINATED
10	MSCI SING IX ETS	Apr-12	548,970	548,620	(350)

	SOUTH AFRICAN RAND DENOMINATED
4	FTSE/JSE TOP 40	Jun-12	158,578	155,595	(2,983)

	SWEDISH KRONA DENOMINATED
37	OMXS30 IND	Apr-12	611,392	596,975	(14,417)

	UK POUNDS DENOMINATED
43	90DAY STERLING	Dec-12	8,521,938	8,525,140	3,202
17	90DAY STERLING	Jun-12	3,369,224	3,369,384	160
22	90DAY STERLING	Jun-13	4,358,038	4,359,499	1,461
33	90DAY STERLING	Mar-13	6,539,288	6,541,889	2,601
89	90DAY STERLING	Sep-12	17,654,283	17,646,839	(7,444)
18	90DAY STERLING	Sep-13	3,563,501	3,565,062	1,561
3	90DAY STERLING	Dec-13	592,977	593,697	720
3	COCOA - LI	Jul-12	73,236	70,883	(2,353)
18	FTSE 100 IDX	Jun-12	1,696,832	1,650,921	(45,911)
6	LONG GILT	Jun-12	1,099,878	1,099,846	(32)
					(46,035)
	US DOLLAR DENOMINATED
109	90DAY EURO$	Dec-12	27,103,587	27,108,300	4,713
23	90DAY EURO$	Dec-13	5,705,913	5,705,150	(763)
23	90DAY EURO$	Jun-12	5,723,125	5,722,975	(150)
61	90DAY EURO$	Jun-13	15,156,525	15,157,738	1,213
1	90DAY EURO$	Jun-14	247,262	247,475	213
75	90DAY EURO$	Mar-13	18,643,925	18,646,875	2,950
8	90DAY EURO$	Mar-14	1,983,500	1,982,400	(1,100)
56	90DAY EURO$	Sep-12	13,930,100	13,931,400	1,300
37	90DAY EURO$	Sep-13	9,187,713	9,187,100	(613)
52	A$ CURRENCY	Jun-12	5,419,355	5,339,880	(79,475)
48	BP CURRENCY	Jun-12	4,755,137	4,796,400	41,263
10	BRENT CRUDE	Jun-12	1,234,210	1,220,800	(13,410)
18	BRENT CRUDE	May-12	2,237,530	2,211,840	(25,690)
59	C$ CURRENCY	Jun-12	5,935,865	5,905,900	(29,965)
3	CATTLE FEEDER	Aug-12	235,475	229,050	(6,425)
4	CHF CURRENCY	Jun-12	551,937	554,300	2,363
1	COCOA	Sep-12	23,800	22,620	(1,180)
2	COFF ROBUSTA 10tn	Jul-12	39,990	40,800	810
16	COFF ROBUSTA 10tn	May-12	321,980	324,160	2,180
4	COPPER	May-12	389,950	382,500	(7,450)
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
21	CORN	Jul-12	$ 685,513	$ 675,413	$ (10,100)
3	COTTON NO.2	Jul-12	138,570	140,880	2,310
6	COTTON NO.2	May-12	276,265	280,560	4,295
12	DJIA MINI e-CBOT	Jun-12	777,210	788,520	11,310
1	FCOJ-A	May-12	27,825	24,675	(3,150)
6	GAS OIL (ICE)	Apr-12	611,575	608,550	(3,025)
5	GAS OIL (ICE)	Jun-12	508,600	506,375	(2,225)
13	GAS OIL (ICE)	May-12	1,326,575	1,317,875	(8,700)
2	GASOLINE RBOB	Jun-12	276,444	272,941	(3,503)
15	GASOLINE RBOB	May-12	2,098,585	2,084,103	(14,482)
10	GOLD 100 OZ	Jun-12	1,654,270	1,671,900	17,630
8	HEATING OIL	Jun-12	1,092,911	1,068,278	(24,633)
10	HEATING OIL	May-12	1,370,489	1,331,442	(39,047)
4	LEAN HOGS	Jun-12	146,860	144,640	(2,220)
2	LME COPPER	Jul-12	426,825	422,425	(4,400)
93	MEXICAN PESO	Jun-12	3,630,062	3,603,750	(26,312)
23	MSCI TAIWAN INDEX	Apr-12	655,288	649,290	(5,998)
42	NASDAQ 100 E-MINI	Jun-12	2,244,057	2,310,630	66,573
10	NEW ZEALAND	Jun-12	814,075	814,600	525
10	Russell 2000 Mini	Jun-12	818,270	827,700	9,430
8	S&P MID 400 EMINI	Jun-12	789,895	793,840	3,945
129	S&P500 EMINI	Jun-12	8,846,420	9,050,963	204,543
15	SGX S&P CNX NIFTY	Apr-12	158,283	159,840	1,557
4	SILVER	May-12	684,200	649,680	(34,520)
9	SOYBEAN	Jul-12	613,612	633,712	20,100
29	SOYBEAN	May-12	1,953,362	2,034,350	80,988
4	SOYBEAN MEAL	Jul-12	148,330	155,880	7,550
19	SOYBEAN MEAL	May-12	695,740	738,530	42,790
1	SOYBEAN OIL	Jul-12	33,528	33,306	(222)
28	SOYBEAN OIL	May-12	922,122	925,680	3,558
12	SUGAR #11 (WORLD)	Jul-12	330,579	320,141	(10,438)
33	US 10YR NOTE	Jun-12	4,319,570	4,272,984	(46,586)
8	US 5YR NOTE (CBT)	Jun-12	983,250	980,312	(2,938)
4	US LONG BOND(CBT)	Jun-12	565,102	551,000	(14,102)
1	US ULTRA BOND(CBT	Jun-12	152,594	150,969	(1,625)
18	WHITE SUGAR (LIF)	May-12	582,180	579,240	(2,940)
36	WTI CRUDE	May-12	3,847,400	3,708,720	(138,680)
					(31,958)

2,125	TOTAL LONG FUTURES CONTRACTS		$ 336,822,480	$ 336,664,654	$ (157,826)

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

	AUSTRALIAN DOLLAR DENOMINATED
(10)	90-DAY BANK BILL	Jun-12	(9,909,916)	(9,913,540)	(3,624)
(8)	90-DAY BANK BILL	Sep-12	(7,929,795)	(7,935,060)	(5,265)
(5)	AUST 3YR BOND	Jun-12	(498,227)	(501,824)	(3,597)
					(12,486)
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	CANADIAN DOLLAR DENOMINATED
(10)	BANK ACCEPT	Jun-12	$ (2,471,701)	$ (2,471,338)	$ 363
(12)	BANK ACCEPT	Sep-12	(2,963,453)	(2,964,855)	(1,402)
(10)	CAN 10YR BOND	Jun-12	(1,299,530)	(1,314,009)	(14,479)
					(15,518)
	JAPANESE YEN DENOMINATED
(2)	3MO EUROYEN TFX	Dec-12	(6,029)	(6,104)	(75)
(2)	3MO EUROYEN TFX	Sep-12	(601,344)	(601,329)	15
					(60)
	REPUBLIC OF KOREA WON DENOMINATED
(11)	US DOLLAR	Apr-12	(109,688)	(110,184)	(496)

	SWISS FRANC DENOMINATED
(123)	Euro CHF 3MO LIF	Jun-12	(34,055,949)	(34,034,536)	21,413
(1)	Euro CHF 3MO LIF	Sep-12	(276,981)	(276,704)	277
					21,690
	UK POUNDS DENOMINATED
(17)	COCOA - LI	Jul-12	(411,838)	(401,673)	10,165
(6)	COCOA - LI	May-12	(144,904)	(140,422)	4,482
(4)	LONG GILT	Jun-12	(716,101)	(733,230)	(17,129)
					(2,482)
	US DOLLAR DENOMINATED
(2)	BRENT CRUDE	Jul-12	(245,910)	(242,720)	3,190
(1)	CATTLE FEEDER	Apr-12	(78,151)	(74,413)	3,738
(18)	COCOA	May-12	(416,380)	(399,420)	16,960
(11)	COFFEE 'C'	May-12	(804,600)	(752,606)	51,994
(21)	CORN	Dec-12	(570,925)	(567,262)	3,663
(27)	CORN	May-12	(857,612)	(869,400)	(11,788)
(11)	COTTON NO.2	May-12	(501,420)	(514,360)	(12,940)
(67)	EURO FX CURR	Jun-12	(11,015,250)	(11,171,413)	(156,163)
(3)	GOLD 100 OZ	Jun-12	(504,410)	(501,570)	2,840
(71)	JPN YEN CURR	Jun-12	(10,701,381)	(10,719,225)	(17,844)
(4)	LEAN HOGS	Jul-12	(147,930)	(146,640)	1,290
(28)	LEAN HOGS	Jun-12	(1,045,390)	(1,012,480)	32,910
(5)	LIVE CATTLE	Aug-12	(247,780)	(239,350)	8,430
(22)	LIVE CATTLE	Jun-12	(1,063,310)	(1,022,120)	41,190
(1)	LME LEAD	May-12	(53,377)	(50,975)	2,402
(1)	LME NICKEL	Jul-12	(109,317)	(107,064)	2,253
(3)	LME NICKEL	May-12	(345,379)	(320,238)	25,141
(1)	LME PRI ALUM	Jan-13	(57,888)	(54,750)	3,138
(8)	LME PRI ALUM	Jul-12	(434,251)	(426,900)	7,351
(2)	LME PRI ALUM	May-12	(112,331)	(105,375)	6,956
(1)	LME PRI ALUM	Nov-12	(55,806)	(54,350)	1,456
(4)	LME PRI ALUM	Sep-12	(219,300)	(215,550)	3,750
(1)	LME ZINC	Jul-12	(50,283)	(50,100)	183
(2)	LME ZINC	May-12	(101,520)	(99,763)	1,757
(1)	LUMBER	May-12	(30,690)	(28,699)	1,991
(9)	NATURAL GAS	Jun-12	(228,200)	(203,310)	24,890
(18)	NATURAL GAS	May-12	(467,940)	(382,680)	85,260
(1)	OAT	May-12	(15,574)	(17,062)	(1,488)
(1)	ROUGH RICE (CBOT)	May-12	(28,050)	(29,530)	(1,480)
(10)	SUGAR #11 (WORLD)	Jul-12	(262,338)	(266,784)	(4,446)
(1)	SUGAR #11 (WORLD)	May-12	(27,227)	(27,675)	(448)
(9)	US 10YR NOTE	Jun-12	(1,156,875)	(1,165,359)	(8,484)
(88)	US 2YR NOTE (CBT)	Jun-12	(19,356,734)	(19,372,375)	(15,641)
(10)	US 5YR NOTE (CBT)	Jun-12	(1,219,274)	(1,225,391)	(6,117)
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	March 31, 2012 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(7)	US LONG BOND(CBT)	Jun-12	$ (958,250)	$ (964,250)	$ (6,000)
(4)	US ULTRA BOND(CBT	Jun-12	(596,562)	(603,875)	(7,313)
(22)	WHEAT (CBT)	Jul-12	(712,100)	(741,400)	(29,300)
(16)	WHEAT (CBT)	May-12	(514,325)	(528,600)	(14,275)
(27)	WHEAT (KCB)	Jul-12	(932,525)	(954,450)	(21,925)
(6)	WHEAT (KCB)	May-12	(205,013)	(209,250)	(4,237)
(2)	WHITE SUGAR (LIF)	Oct-12	(62,155)	(62,100)	55
(1)	WTI CRUDE	Jun-12	(107,400)	(103,540)	3,860
					16,759

(769)	TOTAL SHORT FUTURES CONTRACTS		$ (118,016,589)	$ (118,009,182)	$ 7,407

		Total unrealized gain/(loss) on Futures			$ (15,419)

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, March 31, 2012. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at March 31, 2012") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which totals approximately $13,178,834.

No of Contracts				Maturity	Market Value

	WRITTEN PUT OPTIONS - (0.0) %
(3)	NASDAQ 100 E-MINI @ 2580			Apr-12	$ (375)
(1)	S&P 500 @ 1345			Apr-12	(1,112)
(1)	S&P 500 @ 1290			Jun-12	(3,125)
	TOTAL WRITTEN PUT OPTIONS (Proceeds - $3,593)				$ (4,612)

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012

ASSETS
Investment securities:
At cost	$ 55,907,882
At value	$ 56,186,442
Cash	7,039,173
Segregated cash at broker	18,328,668
Cash denominated in foreign currency (cost $1,407,628)	1,413,388
Interest receivable	392,104
Receivable for Fund shares sold	359,705
Receivable for securities sold	44,468
Prepaid expenses and other assets	98,249
TOTAL ASSETS	83,862,197

LIABILITIES
Management fees payable	157,596
Investment advisory fees payable	93,155
Incentive fees payable	12,060
Fees payable to other affiliates	6,659
Unrealized depreciation on forward foreign currency exchange contracts	30,790
Payable for investments purchased	4,287,057
Unrealized loss on futures	150,419
Payable for Fund shares repurchased	50,631
Options written, at value (proceeds $3,593)	4,612
Distribution (12b-1) fees payable	6,622
Accrued expenses and other liabilities	68,195
TOTAL LIABILITIES	4,867,796
NET ASSETS	$ 78,994,401

Composition of Net Assets:
Paid in capital	$ 79,346,065
Accumulated net investment loss	(364,691)
Accumulated net realized loss from investments	(94,036)
Net unrealized depreciation of investments and foreign currency	107,063
NET ASSETS	$ 78,994,401

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 31,269,600
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,132,519
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 9.98
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.59

Class C Shares (d):
Net Assets	$ 158,435
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	15,882
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.98

Class I Shares:
Net Assets	$ 35,043,170
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,509,424
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.99

Class N Shares:
Net Assets	$ 12,523,196
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,255,627
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.97

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.
(d) Class C Shares commenced operations on February 16, 2012.

See accompanying notes to financial statements.
Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2012(a)

INVESTMENT INCOME
Interest	$ 551,525

EXPENSES
Advisor fees	317,073
Management fees	211,058
Incentive fees	85,740
Distribution (12b-1) fees:
Class A	8,179
Class C	56
Class N	3,417
Administrative services fees	77,730
Professional fees	32,112
Registration fees	30,000
Trustees fees and expenses	21,088
Accounting services fees	16,202
Transfer agent fees	14,384
Organization expenses	10,658
Printing and postage expenses	10,172
Custodian fees	7,429
Compliance officer fees	3,995
Interest expenses	1,282
Non 12b-1 shareholder servicing fees	778
Other expenses	9,898
TOTAL EXPENSES	861,251
Less: Fees waived by the Advisor	(93,262)
NET EXPENSES	767,989

NET INVESTMENT LOSS	(216,464)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	94,815
Options contracts purchased	(1,304)
Foreign currency transactions	(4,031)
Futures contracts	(168,284)
Options contracts written	2,650
Forward foreign currency exchange contracts	(17,882)
Net Realized Gain/(Loss)	(94,036)

Net change in unrealized appreciation (depreciation) on:
Investments	280,613
Options contracts purchased	(2,054)
Foreign currency translations	6,120
Futures contracts	(150,419)
Options contracts written	3,593
Forward foreign currency exchange contracts	(30,790)
Net Change in Appreciation/(Depreciation)	107,063

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	13,027

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (203,437)

(a)	The Altegris Futures Evolution Strategy Fund commenced operations on October 31, 2011 and Class C Shares commenced operations on February 16, 2012.

See accompanying notes to financial statements.
Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
March 31, 2012 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (216,464)
Net realized loss on investments and foreign currency	(94,036)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	107,063
Net decrease in net assets resulting from operations	(203,437)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(24,504)
Class I	(116,525)
Class N	(7,198)
Total distributions to shareholders	(148,227)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	32,270,886
Class C	159,220
Class I	63,281,388
Class N	14,783,780
Net asset value of shares issued in reinvestment of distributions:
Class A	21,644
Class I	30,969
Class N	6,320
Redemption fee proceeds:
Class A	1,045
Class C	2
Class I	2,232
Class N	347
Payments for shares redeemed:
Class A	(696,186)
Class C	-
Class I	(28,356,548)
Class N	(2,159,034)
Net increase from shares of beneficial interest transactions	79,346,065

NET INCREASE IN NET ASSETS	78,994,401

NET ASSETS
Beginning of Period	-
End of Period *	$ 78,994,401
*Includes accumulated net investment loss of:	$ (364,691)

SHARE ACTIVITY
Class A:
Shares Sold	3,199,375
Shares Reinvested	2,139
Shares Redeemed	(68,995)
Net increase in shares of beneficial interest outstanding	3,132,519

Class C:
Shares Sold	15,882
Net increase in shares of beneficial interest outstanding	15,882

Class I:
Shares Sold	6,289,456
Shares Reinvested	3,063
Shares Redeemed	(2,783,095)
Net increase in shares of beneficial interest outstanding	3,509,424

Class N:
Shares Sold	1,468,752
Shares Reinvested	625
Shares Redeemed	(213,750)
Net increase in shares of beneficial interest outstanding	1,255,627

(a)	The Altegris Futures Evolution Strategy Fund commenced operations on October 31, 2011 and Class C Shares commenced operations on February 16, 2012.

See accompanying notes to financial statements.
Altegris Futures Evolution Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A	Class C (2)		Class I		Class N
	Period Ended	Period Ended		Period Ended		Period Ended
	March 31, 2012	March 31, 2012		March 31, 2012		March 31, 2012
	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.13		$ 10.00		$ 10.00

Income (loss) from investment operations:
Net investment gain/(loss) (3)	(0.05)	(0.02)		(0.05)		(0.05)
Net realized and unrealized gain/(loss) on investments	0.06	(0.13)		0.07		0.05
Total from investment operations	0.01	(0.15)		0.02		0.00

Less distributions from:
Net investment income	(0.03)	-		(0.04)		(0.03)
Net realized gains	-	-		-		-
Total distributions	(0.03)	-		(0.04)		(0.03)

Redemption fees collected (4)	0.00	0.00		0.00		0.00

Net asset value, end of period	$ 9.98	$ 9.98		$ 9.99		$ 9.97

Total return (5,6)	0.10%	(1.48)%	(7)	0.25%	(7)	(0.01)%

Net assets, at end of period (000s)	$ 31,270	$ 158		$ 35,043		$ 12,523

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (8,9)	4.99%	5.74%		4.74%		4.99%
Ratio of net expenses to average net assets (9)	4.44%	5.19%		4.19%		4.44%
Ratio of net investment loss to average net assets (9)	(1.31)%	(2.02)%		(1.17)%		(1.22)%

Ratio excluding the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (8,9)	2.80%	3.55%		2.55%		2.80%
Ratio of net expenses to average net assets (9)	2.25%	3.00%		2.00%		2.25%
Ratio of net investment loss to average net assets (9)	0.88%	0.19%		1.02%		0.97%

Portfolio Turnover Rate (6)	53%	53%		53%		53%

(1) The Fund commenced operations on October 31, 2011.
(2) Class C Shares commenced operations on February 16, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(6) Not annualized.
(7)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(9) Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2012

1.

ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund’s investment objective is to seek long term capital appreciation.

The consolidated financial statements of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AFES invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Futures Evolution Ltd. (“FEL”). FEL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011 and is a disregarded entity for US tax purpose. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AFES is as follows:

	Inception Date of AFES	AFES Net Assets at March 31, 2012	% Of Total Net Assets at March 31, 2012
AFES	11/1/2012	13,178,834	16.7%

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and N shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

Assets	Level 1	Level 2	Level 3	Total
Investments
Notes and Bonds	$ -	$ 56,184,536	$ -	$ 56,184,536
Total Investments	$ -	$ 56,184,536	$ -	$ 56,184,536
Derivative
Purchase options	$ 1,906	$ -	$ -	$ 1,906
Futures	1,074,580	-	-	1,074,580
Forward currency exchange contracts	-	72,587	-	72,587
Derivative Total	1,076,486	72,587	-	1,149,073
Total	$ 1,076,486	$ 56,257,123	$ -	$ 57,333,609
Liabilities
Derivatives
Written options	$ (4,613)	$ -	$ -	$ (4,613)
Futures	(1,224,999)	-	-	(1,224,999)
Forward currency exchange contracts	-	(103,377)	-	(103,377)
Derivative Total	$ (1,229,612)	$ (103,377)	$ -	$ (1,332,989)

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2012. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

For tax purposes, AFES is an exempted Cayman investment company. AFES has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AFES net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Foreign Exchange Contracts amounted to $41,847,156 and $6,598,708, respectively. For the period ended March 31, 2012, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $34,731,999 and $12,285,735, respectively.

During the normal course of business, the Company purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market risk Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty risk Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the majority of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, with Newedge Group, (the “Prime Broker”) the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

 Liquidity risk Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency risk The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

 ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

As of March 31, 2012 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
Purchase Contracts *	Currency	Expiration Dates	Local Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
AUSTRALIAN DOLLAR	AUD	6/20/2012	100,000	$ 105,530	$ 102,515	$ (3,015)
CHINA YUAN RENMINBI	CNY	4/27-6/29/12	12,645,685	2,000,000	2,001,718	1,718
CZECH KORUNA	CZK	6/20/2012	7,376,810	397,402	396,713	(689)
EURO	EUR	4/02-6/20/12	300,000	394,700	400,413	5,713
HUNGARY FORINT	HUF	6/20/2012	117,662,112	535,192	527,404	(7,788)
NORWEGIAN KRONE	NOK	4/02-6/20/12	11,173,862	1,942,973	1,956,686	13,713
POLISH ZLOTY	PLN	4/02-6/20/12	3,755,245	1,194,080	1,197,072	2,992
RUSSIAN ROUBLE (NEW)	RUB	4/27/2012	44,198,588	1,500,000	1,500,150	150
SOUTH AFRICAN RAND	ZAR	6/20/2012	1,539,510	200,000	198,246	(1,754)
SWEDISH KRONA	SEK	4/02-6/20/12	13,061,386	1,921,717	1,968,328	46,611

				$ 10,191,594	$ 10,249,245	$ 57,651

Sales Contracts *	Currency	Expiration Dates	Local Curency Amount Sold	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
CZECH KORUNA	CZK	6/20/2012	(4,915,900)	(261,680)	(264,370)	(2,690)
EURO	EUR	4/02-6/20/12	(4,300,000)	(5,659,081)	(5,739,997)	(80,916)
NEW ZEALAND DOLLAR	NZD	6/20/2012	(127,565)	(105,530)	(103,840)	1,690
NORWEGIAN KRONE	NOK	4/02-6/20/12	(500,000)	(87,279)	(87,655)	(376)
POLISH ZLOTY	PLN	4/2/2012	(416,300)	(133,020)	(133,664)	(644)
SWEDISH KRONA	SEK	4/02-6/20/12	(1,661,696)	(245,004)	(250,509)	(5,505)

				$ (6,491,594)	$ (6,580,035)	$ (88,441)

Total unrealized loss on forward foreign currency contracts						$ (30,790)

* For the purpose of this presentation, each cross-currency contract is shown as both a purchase and a sale against the US Dollar.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period ended March 31, 2012, were as follows:

	Written Put Options
	Number of	Premiums
Put Options	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options purchased/written	11	11,797
Options closed	-	-
Options exercised	-	-
Options expired	(6)	(8,205)
Options outstanding, end of period	5	$ 3,592

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2012:

Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Investment securities	Options written at Value
Interest rate contracts		Unrealized loss on futures
Currency		Unrealized depreciation on forward currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2012:

Asset Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2012
Futures	$ 373,030	$ 44,151	$ 534,255	$ 123,144	$ 1,074,580
Purchased Options	1,906	-	-	-	1,906
Forward Contracts	-	72,587	-	-	72,587
	$ 374,936	$ 116,738	$ 534,255	$ 123,144	$ 1,149,073

Liability Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2012
Futures	$ (286,462)	$ (309,759)	$ (461,121)	$ (167,657)	$ (1,224,999)
Written Options	3,593	-	-	-	3,593
Forward Contracts	-	(103,377)	-	-	(103,377)
	$ (282,869)	$ (413,136)	$ (461,121)	$ (167,657)	$ (1,324,783)

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended March 31, 2012:

Derivative Investment Type

Location of Gain (Loss) on Derivatives

Equity/Currency/Commodity/

Net realized gain (loss) from futures contracts

    Interest rate contracts

Net realized gain (loss) from forward foreign currency exchange contracts

Net realized gain (loss) from option contracts purchased

Net realized gain (loss) from option contracts written

Appreciation (depreciation) on futures contracts

Appreciation (depreciation) on forward foreign currency exchange contracts

Appreciation (depreciation) on options contracts purchased

Appreciation (depreciation) on options contracts written

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended March 31, 2012:

Realized gain/(loss) on derivatives recognized in the statement of operations
Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2012
Futures	$ 782,703	$ (535,028)	$ (201,216)	$ (214,743)	$ (168,284)
Purchased Options	(1,304)	-	-	-	(1,304)
Written options	2,650				2,650
Forward Contracts	-	(17,882)	-	-	(17,882)
	$ 784,049	$ (552,910)	$ (201,216)	$ (214,743)	$ (184,820)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at March 31, 2012
Futures	$ 86,568	$ (265,608)	$ 73,134	$ (44,513)	$ (150,419)
Purchased Options	(2,054)	-	-	-	(2,054)
Written options	3,592				3,592
Forward Contracts	-	(30,790)	-	-	(30,790)
	$ 88,106	$ (296,398)	$ 73,134	$ (44,513)	$ (179,671)

The derivative instruments outstanding as of March 31, 2012 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund, are overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor delegates managements of the Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rates: 1.75% on the first $1 billion, 1.60% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.50% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.40% on net assets greater than $2 billion and less than or equal to $2.5

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

billion,  1.30% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.15% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (FEL) or extraordinary expenses such as litigation) will not exceed 2.25%, 3.00, 2.00% and 2.25% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the period ended March 31, 2012, FEL engaged Winton Capital Management Limited (“WNTN”) and ISAM (UK) Limited (“ISAM”); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with FEL, WNTN and ISAM are entitled to receive a management fee in arrears on a quarterly basis in respect of certain advisory and controlling services to each of the respective CTA portfolios. As compensation for its services and the related expenses borne by each CTA, the Fund agrees to pay a management fees and incentive fees, respective to each. Per Agreements for services rendered during the period ended March 31, 2012, the CTA’s, as a whole received, $211,058 in management fees and $85,740 in incentive fees of which $157,596 in management fees and $12,060 in incentive fees were payable at end of the period.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended March 31, 2012, pursuant to the Plan, Class A, Class C and Class N shares paid $8,179, $56 and $3,417, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the period ended March 31, 2012, the Distributor received $63,610 in underwriting commissions for sales of Class A shares, of which $12,065 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). As compensation for its services and the related expenses borne by the Administrator, the Fund pays a fee computed on a monthly basis and paid quarterly, based on the Fund’s month end net asset value and is computed at the following rates: .10% on the first $100 million, .08% on net assets greater than $100 million and less than or equal to $200 million and .06% on net assets greater than $200 million.

Altegris Futures Evolution Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

The Fund is part of a series of Altegris Funds or (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund and Altegris Macro Strategy Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended March 31, 2012, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $1,045, $2, $2,232 and $347, respectively.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Altegris Futures Evolution Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2012

As a shareholder of the Altegris Futures Evolution Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Futures Evolution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning Octoberl 1, 2011 and ending March 31, 2012.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Futures Evolution Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value *	Ending Account Value	Expenses Paid During Period ***
Actual
Expenses		10/31/11	3/31/2012	10/31/11 – 3/31/12
Class A	4.44%	$1,000.00	$1,001.20	$18.57
Class C **	5.19%	$1,000.00	$ 985.20	$ 5.11
Class I	4.19%	$1,000.00	$1,002.50	$17.54
Class N	4.44%	$1,000.00	$ 999.90	$18.56

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *****
Hypothetical ****
(5% return before expenses)		10/1/11	3/31/2012	10/1/11 – 3/31/12
Class A	4.44%	$1,000.00	$1,002.80	$22.23
Class C	5.19%	$1,000.00	$ 999.05	$25.94
Class I	4.19%	$1,000.00	$1,004.05	$20.99
Class N	4.44%	$1,000.00	$1,002.80	$22.23

  *         From October 31, 2011 (commencement of operations) to March 31, 2012.

**       Class C shares (commencement of operations) February 16, 2012 to March 31, 2012.

***    Class A, Class I and Class N expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (153), and divided by the number of days in the fiscal year (366). Class C expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (45) and divided by the number of days in the fiscal year (366).

****  Please note that while the Fund’s Class A, Class I and Class N commenced operations on October 31, 2011 and Class C commenced operations on February 16, 2012, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2011 to March 31, 2012.

***** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Approval of Advisory Agreement – Altegris Futures Evolution Strategy Fund

In connection with a regular meeting held on August 18, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Altegris Advisors, LLC (the "Adviser") and the Trust, on behalf of the Altegris Futures Evolution Strategy Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board; discussed the Adviser’s client base and assets under management; and was available to answer questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund's investment strategies.  The Board reviewed the materials provided by the proposed adviser related to the proposed Advisory Agreement.  The Trustees discussed the nature of the Adviser’s operations, the quality of their compliance infrastructure and the experience of their fund management personnel.  The Board noted that Altegris currently also serves as Adviser to Altegris Managed Futures Strategy Fund (“Altegris MFSF”) and Altegris Macro Strategy Fund (“Altegris  Macro”).  The Board then reviewed recent financial information for Altegris provided by the firm.  The Trustees concluded that the Fund’s Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board considered the past performance of Altegris MFSF and Altegris Macro. The Board also reviewed other factors relating to the Adviser’s track record.  The Board concluded that the Adviser appears to be qualified to manage the Fund.

Fees and Expenses.  The Board noted that the Adviser proposed to charge the following annual advisory fees based on the average net assets of the Fund:

Net Assets	Advisory Fee
$1 billion and less	1.75%
Greater than $1 billion and less than or equal to $1.5 billion	1.60%
Greater than $1.5 billion and less than or equal to $2.0 billion	1.50%
Greater than $2.0 billion and less than or equal to $2.5 billion	1.40%
Greater than $2.5 billion and less than or equal to $3.0 billion	1.30%
Greater than $3 billion	1.15%

The Board noted that Altegris charges an advisory fee of 1.50% for each of Altegris MFSF and Altegris Macro.  The Board also compared the proposed advisory fee to the fees charged by a peer group of managed futures mutual funds, and noted that the Fund’s proposed advisory fee was higher than the average for the peer group.  The Board considered the small number of funds in the peer group and noted that the Fund is a more complex product to service because of the actively managed fixed-income component.  The Board then considered that the estimated net expense ratio for the Fund was 1.99%, which reflected the Adviser’s expense limitation agreement.  The Trustees noted that the Fund’s expense ratio was higher than the average expense ratio for a peer group of managed futures mutual funds.   However, the Trustees concluded that the Fund’s advisory fees, as well as its overall expense ratio, were acceptable in light of the services the Fund expected to receive from its Adviser the expense limitation agreement, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is the potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, given the expected rapid growth of the Fund, the inclusion of breakpoints in the advisory fee was an appropriate way for the Adviser to share any such economies of scale with the Fund for the benefit of shareholders.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the breakpoints in the advisory fee, the Adviser’s levels of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

Approval of the Sub-Advisory Agreement

In connection with the August 18, 2011 regular meeting the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between DoubleLine Capital LP (“DoubleLine” or the “Sub-Adviser) and the Trust, on behalf of the Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board reviewed the materials provided by the proposed Sub-Adviser related to the proposed Sub-Advisory agreement.  The Trustees discussed the nature of the Sub-Adviser’s operations, the quality of their compliance infrastructure and the experience of their fund management personnel.  The Board then reviewed financial information for DoubleLine provided by the firm.  The Trustees concluded that the Fund’s Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  The Board considered composite past performance figures for DoubleLine’s accounts which utilize its Core Fixed Income strategy, which would mirror one of the fixed income strategies used for the Fund.  The Board also reviewed composite past performance for DoubleLine’s Strategic MBS and Total Return MBS strategies relating to the Sub-Adviser’s track record.  The Board concluded that the Sub-Adviser appears to be qualified to manage the Fund.

Fees and Expenses.  The Board noted that the Adviser expects to pay DoubleLine with respect to the fixed-income portion of the Fund a fee equal to 0.30% of net assets under $50 million; 0.40% for net assets managed from $50 million to $100 million; and 0.49% for net assets over $100 million.  The Board also compared the sub-advisory fees to the fees charged by DoubleLine for its managed separate accounts.  The Board considered that the sub-advisory fee included a premium for the Sub-Adviser’s exclusive services to the Fund.  The Board also considered that the proposed sub-advisory fee schedule reflected a higher advisory fee at higher assets under management, which was due to the Sub-Adviser giving the Adviser concessions at lower asset amounts because the Adviser is less profitable at such amounts. The Trustees concluded that the Fund’s sub-advisory fees, as well as its overall expense ratio, were acceptable in light of the services the Fund the Board expects the Fund to receive from its Adviser and Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is the potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, given the expected rapid growth of the Fund, the inclusion of breakpoints in the advisory fee was an appropriate way for the adviser to share any such economies of scale with the Fund for the benefit of shareholders.

Profitability.  The Board considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.   The Trustees concluded that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISOR

Doubleline Capital LP

333 South Grand Ave. Suite 1800

Los Angeles, CA 90071

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegrismutualfunds.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/08/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/08/2012

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/08/2012